Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Operating Leases

For the years ended December 31, 2023 and 2024, no variable lease cost was recognized in the consolidated financial statements of the Group.

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	22,608	26,704	11,062
Non-cash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	380	3,630	1,318
Weighted average remaining lease term
Operating leases	12.6 years	11.3 years	10.4 years
Weighted average discount rate
Operating leases	6.8%	7.0%	7.4%

Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2024:

RMB
2025	18,192
2026	17,993
2027	18,463
2028	19,085
2029	19,296
2030 and thereafter	114,036
Total future lease payments	207,065
Less: Imputed interest	61,708
Total lease liability balance	145,357